MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jan. 31, 2014
Mineral Property Interests [Table Text Block]
				December
	Years			21, 2001
	Ended			(Inception) to
	January 31,			January 31,
	2014	2013	2012	2014

Pinguino:
Assaying, testing and analysis	$74,840	$178,337	$256,359	$1,224,933
Camp, salaries and supplies	642,222	1,841,027	1,674,527	6,393,495
Claim maintenance	42,629	31,243	59,626	180,488
Drilling	425,463	1,680,359	3,020,527	10,738,224
Engineering	22,415	666,707	330,095	1,150,377
Environmental	12,233	35,518	139,647	187,398
Geological and geophysical	254,819	281,229	261,902	1,842,087
Metallurgical	11,230	264,543	1,064	346,274
Travel and accommodation	53,302	35,736	94,693	360,627
	1,539,153	5,014,699	5,838,440	22,423,903
Condor:
Camp, salaries and supplies	-	8,260	26,097	34,555
Claim maintenance	3,402	12,435	18,858	42,223
Environmental	23,486	-	-	23,486
Geological and geophysical	-	15,712	90,615	110,512
	26,888	36,407	135,570	210,776
Contreras and other Santa Cruz:
Assaying, testing and analysis	1,535	-	-	61,782
Camp, salaries and supplies	4,079	5,013	1,548	180,556
Claim maintenance	6,608	12,646	-	41,105
Environmental	23,899	4,900	-	28,799
Geological and geophysical	13,803	248	98,129	146,010
Travel and accommodation	200	-	-	29,014
	50,124	22,807	99,677	487,266
Rio Negro:
Assaying, testing and analysis	1,016	496	-	1,512
Camp, salaries and supplies	5,135	13,476	-	70,447
Claim maintenance	9,907	54,301	8,499	79,815
Geological and geophysical	3,874	602	-	44,309
Travel and accommodation	83	818	-	10,818
	20,015	69,693	8,499	206,901

British Columbia Claims and other:	6,330	4,067	3,781	45,907
	$1,642,510	$5,147,673	$6,085,967	$23,374,753